Distribution Date:	10/18/21	JPMDB Commercial Mortgage Securities Trust 2018-C8
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 272-6858
Certificate Interest Reconciliation Detail	4		383 Madison Avenue,31st Floor | New York, NY 10179
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-14		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road,Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25	Directing Certificateholder	LNR Securities Holdings, LLC
Interest Shortfall Detail - Collateral Level	26		-
Supplemental Notes	27		, | ,

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46591AAW5	3.120500%	20,521,343.00	7,666,531.83	1,762.12	19,936.18	0.00	0.00	21,698.30	7,664,769.71	30.55%	30.00%
A-2	46591AAX3	4.030600%	131,981,467.00	131,981,467.00	0.00	443,303.75	0.00	0.00	443,303.75	131,981,467.00	30.55%	30.00%
A-3	46591AAZ8	3.944400%	130,013,581.00	130,013,581.00	0.00	427,354.64	0.00	0.00	427,354.64	130,013,581.00	30.55%	30.00%
A-4	46591ABA2	4.210600%	183,513,650.00	183,513,650.00	0.00	643,918.81	0.00	0.00	643,918.81	183,513,650.00	30.55%	30.00%
A-SB	46591ABB0	4.145000%	33,165,944.00	33,165,944.00	0.00	114,560.70	0.00	0.00	114,560.70	33,165,944.00	30.55%	30.00%
A-S	46591ABE4	4.421000%	64,183,025.00	64,183,025.00	0.00	236,460.96	0.00	0.00	236,460.96	64,183,025.00	21.39%	21.00%
B	46591ABF1	4.521600%	32,981,845.00	32,981,845.00	0.00	124,275.59	0.00	0.00	124,275.59	32,981,845.00	16.68%	16.38%
C	46591ABG9	4.742216%	32,091,512.00	32,091,512.00	0.00	126,820.73	0.00	0.00	126,820.73	32,091,512.00	12.09%	11.88%
D	46591AAG0	3.242216%	35,657,005.00	35,657,005.00	0.00	96,339.75	0.00	0.00	96,339.75	35,657,005.00	7.00%	6.88%
E	46591AAJ4	3.000000%	8,912,691.00	8,912,691.00	0.00	22,281.73	0.00	0.00	22,281.73	8,912,691.00	5.73%	5.63%
F	46591AAL9	3.000000%	7,132,025.00	7,132,025.00	0.00	17,830.06	0.00	0.00	17,830.06	7,132,025.00	4.71%	4.63%
G	46591AAN5	3.000000%	7,132,025.00	7,132,025.00	0.00	17,830.06	0.00	0.00	17,830.06	7,132,025.00	3.69%	3.63%
	*
NR-RR	46591AAQ8	4.742216%	25,851,542.00	25,851,542.00	0.00	131,898.84	0.00	0.00	131,898.84	25,851,542.00	0.00%	0.00%
R	46591AAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	46591AAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			713,137,655.00	700,282,843.83	1,762.12	2,422,811.80	0.00	0.00	2,424,573.92	700,281,081.71

Notional Certificates
X-A	46591ABC8	0.632238%	563,379,010.00	550,524,198.83	0.00	290,052.09	0.00	0.00	290,052.09	550,522,436.71
X-B	46591ABD6	0.111817%	65,073,357.00	65,073,357.00	0.00	6,063.60	0.00	0.00	6,063.60	65,073,357.00
X-D	46591AAA3	1.500000%	35,657,005.00	35,657,005.00	0.00	44,571.26	0.00	0.00	44,571.26	35,657,005.00
X-EF	46591AAC9	1.742216%	16,044,716.00	16,044,716.00	0.00	23,294.46	0.00	0.00	23,294.46	16,044,716.00
X-G	46591AAE5	1.742216%	7,132,025.00	7,132,025.00	0.00	10,354.61	0.00	0.00	10,354.61	7,132,025.00
Notional SubTotal			687,286,113.00	674,431,301.83	0.00	374,336.02	0.00	0.00	374,336.02	674,429,539.71

Deal Distribution Total					1,762.12	2,797,147.82	0.00	0.00	2,798,909.94

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46591AAW5	373.58821155	0.08586767	0.97148515	0.00000000	0.00000000	0.00000000	0.00000000	1.05735283	373.50234388
A-2	46591AAX3	1,000.00000000	0.00000000	3.35883333	0.00000000	0.00000000	0.00000000	0.00000000	3.35883333	1,000.00000000
A-3	46591AAZ8	1,000.00000000	0.00000000	3.28699999	0.00000000	0.00000000	0.00000000	0.00000000	3.28699999	1,000.00000000
A-4	46591ABA2	1,000.00000000	0.00000000	3.50883332	0.00000000	0.00000000	0.00000000	0.00000000	3.50883332	1,000.00000000
A-SB	46591ABB0	1,000.00000000	0.00000000	3.45416672	0.00000000	0.00000000	0.00000000	0.00000000	3.45416672	1,000.00000000
A-S	46591ABE4	1,000.00000000	0.00000000	3.68416665	0.00000000	0.00000000	0.00000000	0.00000000	3.68416665	1,000.00000000
B	46591ABF1	1,000.00000000	0.00000000	3.76799994	0.00000000	0.00000000	0.00000000	0.00000000	3.76799994	1,000.00000000
C	46591ABG9	1,000.00000000	0.00000000	3.95184652	0.00000000	0.00000000	0.00000000	0.00000000	3.95184652	1,000.00000000
D	46591AAG0	1,000.00000000	0.00000000	2.70184638	0.00000000	0.00000000	0.00000000	0.00000000	2.70184638	1,000.00000000
E	46591AAJ4	1,000.00000000	0.00000000	2.50000028	0.00000000	0.00000000	0.00000000	0.00000000	2.50000028	1,000.00000000
F	46591AAL9	1,000.00000000	0.00000000	2.49999965	0.00000000	0.00000000	0.00000000	0.00000000	2.49999965	1,000.00000000
G	46591AAN5	1,000.00000000	0.00000000	2.49999965	0.00000000	0.00000000	0.00000000	0.00000000	2.49999965	1,000.00000000
NR-RR	46591AAQ8	1,000.00000000	0.00000000	5.10216528	(1.15031862)	7.60751873	0.00000000	0.00000000	5.10216528	1,000.00000000
R	46591AAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	46591AAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46591ABC8	977.18265867	0.00000000	0.51484362	0.00000000	0.00000000	0.00000000	0.00000000	0.51484362	977.17953090
X-B	46591ABD6	1,000.00000000	0.00000000	0.09318099	0.00000000	0.00000000	0.00000000	0.00000000	0.09318099	1,000.00000000
X-D	46591AAA3	1,000.00000000	0.00000000	1.25000011	0.00000000	0.00000000	0.00000000	0.00000000	1.25000011	1,000.00000000
X-EF	46591AAC9	1,000.00000000	0.00000000	1.45184620	0.00000000	0.00000000	0.00000000	0.00000000	1.45184620	1,000.00000000
X-G	46591AAE5	1,000.00000000	0.00000000	1.45184713	0.00000000	0.00000000	0.00000000	0.00000000	1.45184713	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	19,936.18	0.00	19,936.18	0.00	0.00	0.00	19,936.18	0.00
A-2	09/01/21 - 09/30/21	30	0.00	443,303.75	0.00	443,303.75	0.00	0.00	0.00	443,303.75	0.00
A-3	09/01/21 - 09/30/21	30	0.00	427,354.64	0.00	427,354.64	0.00	0.00	0.00	427,354.64	0.00
A-4	09/01/21 - 09/30/21	30	0.00	643,918.81	0.00	643,918.81	0.00	0.00	0.00	643,918.81	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	114,560.70	0.00	114,560.70	0.00	0.00	0.00	114,560.70	0.00
X-A	09/01/21 - 09/30/21	30	0.00	290,052.09	0.00	290,052.09	0.00	0.00	0.00	290,052.09	0.00
X-B	09/01/21 - 09/30/21	30	0.00	6,063.60	0.00	6,063.60	0.00	0.00	0.00	6,063.60	0.00
X-D	09/01/21 - 09/30/21	30	0.00	44,571.26	0.00	44,571.26	0.00	0.00	0.00	44,571.26	0.00
X-EF	09/01/21 - 09/30/21	30	0.00	23,294.46	0.00	23,294.46	0.00	0.00	0.00	23,294.46	0.00
X-G	09/01/21 - 09/30/21	30	0.00	10,354.61	0.00	10,354.61	0.00	0.00	0.00	10,354.61	0.00
A-S	09/01/21 - 09/30/21	30	0.00	236,460.96	0.00	236,460.96	0.00	0.00	0.00	236,460.96	0.00
B	09/01/21 - 09/30/21	30	0.00	124,275.59	0.00	124,275.59	0.00	0.00	0.00	124,275.59	0.00
C	09/01/21 - 09/30/21	30	0.00	126,820.73	0.00	126,820.73	0.00	0.00	0.00	126,820.73	0.00
D	09/01/21 - 09/30/21	30	0.00	96,339.75	0.00	96,339.75	0.00	0.00	0.00	96,339.75	0.00
E	09/01/21 - 09/30/21	30	0.00	22,281.73	0.00	22,281.73	0.00	0.00	0.00	22,281.73	0.00
F	09/01/21 - 09/30/21	30	0.00	17,830.06	0.00	17,830.06	0.00	0.00	0.00	17,830.06	0.00
G	09/01/21 - 09/30/21	30	0.00	17,830.06	0.00	17,830.06	0.00	0.00	0.00	17,830.06	0.00
NR-RR	09/01/21 - 09/30/21	30	225,512.41	102,161.33	0.00	102,161.33	(29,737.51)	0.00	0.00	131,898.84	196,666.09
Totals			225,512.41	2,767,410.31	0.00	2,767,410.31	(29,737.51)	0.00	0.00	2,797,147.82	196,666.09

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	2,798,909.94
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,781,812.47	Master Servicing Fee	6,254.42
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,487.33
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	291.78
ARD Interest	0.00	Operating Advisor Fee	1,728.50
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	350.14
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,781,812.47	Total Fees	14,402.17

Principal		Expenses/Reimbursements
Scheduled Principal	481,762.12	Reimbursement for Interest on Advances	96.90
Unscheduled Principal Collections		ASER Amount	(7,778.86)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(22,055.55)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	480,000.00
		Other Expenses	0.00
Total Principal Collected	481,762.12	Total Expenses/Reimbursements	450,262.49

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,797,147.82
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,762.12
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,798,909.94
Total Funds Collected	3,263,574.59	Total Funds Distributed	3,263,574.60

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	700,282,844.32	700,282,844.32	Beginning Certificate Balance	700,282,843.83
(-) Scheduled Principal Collections	481,762.12	481,762.12	(-) Principal Distributions	1,762.12
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	699,801,082.20	699,801,082.20	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	700,458,639.19	700,458,639.19	Ending Certificate Balance	700,281,081.71
Ending Actual Collateral Balance	699,984,059.26	699,984,059.26

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.49)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	480,000.00
Current Period Advances	0.00	480,000.00	Ending UC / (OC)	479,999.51
Ending Cumulative Advances	0.00	480,000.00	Net WAC Rate	4.74%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,516,467.99	0.65%	79	5.1700	NAP	Defeased	1	4,516,467.99	0.65%	79	5.1700	NAP
	9,999,999 or less	16	96,738,668.96	13.82%	78	5.0390	1.858230	1.49 or less	12	270,159,663.55	38.61%	56	5.1965	0.852608
10,000,000 to 19,999,999		12	170,620,918.37	24.38%	76	4.6769	2.121891	1.50 to 1.74	7	67,642,863.28	9.67%	78	4.9404	1.598803
20,000,000 to 24,999,999		2	42,750,000.00	6.11%	60	3.8582	4.444889	1.75 to 1.99	4	39,903,154.06	5.70%	76	4.6663	1.898571
25,000,000 to 49,999,999		10	335,175,026.88	47.90%	70	5.0244	1.255879	2.00 to 2.24	4	119,521,131.44	17.08%	105	4.6906	2.088130
	50,000,000 or greater	1	50,000,000.00	7.14%	75	3.5595	2.627000	2.25 or greater	14	198,057,801.88	28.30%	72	4.1782	3.131851
	Totals	42	699,801,082.20	100.00%	72	4.7668	1.845833	Totals	42	699,801,082.20	100.00%	72	4.7668	1.845833
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	4,516,467.99	0.65%	79	5.1700	NAP
							Defeased	1	4,516,467.99	0.65%	79	5.1700	NAP
Alabama	2	2,354,858.09	0.34%	164	4.4967	2.216138
							Industrial	2	28,000,000.00	4.00%	79	5.1963	2.540013
Arizona	2	58,679,995.89	8.39%	93	3.6742	2.539520
							Lodging	7	113,380,874.17	16.20%	40	5.2933	0.970097
California	9	162,601,070.13	23.24%	58	4.5151	2.049721
							Mixed Use	4	59,130,117.75	8.45%	78	4.9315	0.988124
Connecticut	1	28,725,192.07	4.10%	19	5.9900	1.136100
							Mobile Home Park	1	4,605,912.20	0.66%	79	4.9900	1.498500
Florida	2	40,901,395.31	5.84%	79	5.1169	1.318902
							Multi-Family	5	98,696,323.80	14.10%	79	5.0176	1.353594
Georgia	1	22,750,000.00	3.25%	79	5.2300	2.548000
							Office	18	189,821,745.31	27.13%	62	4.2397	2.716953
Idaho	1	1,680,888.09	0.24%	198	4.3350	2.035600
							Retail	18	154,985,493.39	22.15%	78	4.7994	1.818387
Illinois	2	5,850,000.00	0.84%	78	4.8950	2.695600
							Self Storage	13	46,664,147.60	6.67%	145	4.4649	2.346136
Indiana	2	12,154,644.51	1.74%	80	5.1448	1.227928
							Totals	69	699,801,082.20	100.00%	72	4.7668	1.845833
Louisiana	1	1,726,814.00	0.25%	198	4.3350	2.035600

Michigan	4	37,223,151.93	5.32%	97	4.7385	2.272614

Nevada	3	6,038,265.63	0.86%	75	4.7870	1.662800

New Jersey	1	2,966,813.41	0.42%	198	4.3350	2.035600

New York	2	48,860,442.75	6.98%	79	4.9601	1.212659

North Carolina	11	30,971,390.00	4.43%	78	4.5848	2.096648

Ohio	4	34,633,955.03	4.95%	85	4.8252	2.224399

Pennsylvania	7	68,439,207.94	9.78%	80	4.6750	2.152197

Texas	10	109,872,558.17	15.70%	59	5.0927	1.223480

Virginia	2	12,853,971.25	1.84%	78	5.1861	1.724592

Wyoming	1	6,000,000.00	0.86%	80	5.0050	1.930700

Totals	69	699,801,082.20	100.00%	72	4.7668	1.845833

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,516,467.99	0.65%	79	5.1700	NAP	Defeased	1	4,516,467.99	0.65%	79	5.1700	NAP
	3.99999% or less	3	80,000,000.00	11.43%	61	3.0864	4.080775	12 months or less	1	26,177,765.39	3.74%	198	4.3350	2.035600
	4.00000% to 4.49999%	4	68,174,676.59	9.74%	123	4.3151	2.217017	13 months to 24 months	2	30,000,000.00	4.29%	38	2.2978	6.503733
	4.50000% to 4.99999%	17	280,783,532.55	40.12%	78	4.8186	1.623481	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	17	266,326,405.07	38.06%	56	5.3256	1.316644	37 months to 48 months	38	639,106,848.82	91.33%	69	4.8975	1.620560
	Totals	42	699,801,082.20	100.00%	72	4.7668	1.845833	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	699,801,082.20	100.00%	72	4.7668	1.845833
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,516,467.99	0.65%	79	5.1700	NAP	Defeased	1	4,516,467.99	0.65%	79	5.1700	NAP
	84 months or less	40	669,106,848.82	95.61%	67	4.7809	1.839501	Interest Only	11	266,280,000.00	38.05%	65	4.4270	1.998689
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	356 months or less	30	429,004,614.21	61.30%	77	4.9734	1.752660
	120 months or greater	1	26,177,765.39	3.74%	198	4.3350	2.035600	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	699,801,082.20	100.00%	72	4.7668	1.845833	Totals	42	699,801,082.20	100.00%	72	4.7668	1.845833
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	4,516,467.99	0.65%	79	5.1700	NAP				None
Underwriter's Information		1	10,000,000.00	1.43%	38	2.2978	6.306000
	12 months or less	36	570,246,406.07	81.49%	66	4.8046	1.901213
	13 months to 24 months	4	115,038,208.14	16.44%	106	4.7778	1.189957
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	699,801,082.20	100.00%	72	4.7668	1.845833
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310540001	OF	Tempe	AZ	Actual/360	3.559%	148,312.50	0.00	0.00	01/06/28	01/06/33	--	50,000,000.00	50,000,000.00	10/06/21
2	695100996	MF	Brooklyn	NY	Actual/360	4.867%	170,345.00	0.00	0.00	N/A	05/06/28	--	42,000,000.00	42,000,000.00	10/06/21
3	310540003	MU	Monterey Park	CA	Actual/360	4.845%	161,500.00	0.00	0.00	N/A	04/01/28	--	40,000,000.00	40,000,000.00	09/01/21
4	310540004	LO	Glendale	CA	Actual/360	5.448%	167,980.00	0.00	0.00	N/A	06/01/23	--	37,000,000.00	37,000,000.00	10/01/21
5	656120762	LO	Arlington	TX	Actual/360	5.230%	150,270.91	50,280.57	0.00	N/A	01/06/23	--	34,478,983.94	34,428,703.37	10/06/21
6	695100992	RT	Pittsburgh	PA	Actual/360	4.925%	139,541.67	0.00	0.00	N/A	05/06/28	--	34,000,000.00	34,000,000.00	10/06/21
7	307331070	MF	Wilton Manors	FL	Actual/360	5.120%	142,933.33	0.00	0.00	N/A	05/06/28	--	33,500,000.00	33,500,000.00	10/06/21
8	310540008	OF	Glendale	CA	Actual/360	2.298%	38,297.10	0.00	0.00	N/A	12/06/24	--	20,000,000.00	20,000,000.00	10/06/21
8A	310540108				Actual/360	2.298%	19,148.55	0.00	0.00	N/A	12/06/24	--	10,000,000.00	10,000,000.00	10/06/21
9	310540009	OF	Durham	NC	Actual/360	4.575%	114,365.00	0.00	0.00	N/A	04/01/28	--	30,000,000.00	30,000,000.00	10/01/21
10	310540010	RT	Cleveland	OH	Actual/360	4.855%	118,878.26	39,520.22	0.00	N/A	04/06/28	--	29,382,886.27	29,343,366.05	10/06/21
11	307331064	OF	Hartford	CT	Actual/360	5.990%	143,572.50	37,245.23	0.00	N/A	05/06/23	--	28,762,437.30	28,725,192.07	10/06/21
12	310540012	SS	Various	Various	Actual/360	4.335%	94,787.42	60,967.55	0.00	N/A	04/01/38	--	26,238,732.94	26,177,765.39	10/01/21
13	695101003	IN	Marietta	GA	Actual/360	5.230%	99,152.08	0.00	0.00	N/A	05/06/28	--	22,750,000.00	22,750,000.00	10/06/21
14	695100997	LO	Various	TX	Actual/360	5.085%	81,738.11	40,446.76	0.00	N/A	05/06/28	--	19,289,230.35	19,248,783.59	10/06/21
15	307331069	LO	Troy	MI	Actual/360	5.220%	69,058.24	32,513.21	0.00	N/A	06/06/28	--	15,875,457.66	15,842,944.45	10/06/21
16	303281048	RT	Novi	MI	Actual/360	4.399%	57,817.88	24,198.87	0.00	N/A	03/06/28	--	15,773,890.50	15,749,691.63	10/06/21
17	310540017	RT	Houston	TX	Actual/360	4.650%	63,921.97	21,544.83	0.00	N/A	05/01/28	--	16,495,993.36	16,474,448.53	09/01/21
18	695100990	OF	Sherman Oaks	CA	Actual/360	4.785%	61,281.30	21,472.63	0.00	N/A	05/06/28	--	15,368,351.17	15,346,878.54	10/06/21
19	309640313	RT	Whitehall	PA	Actual/360	4.056%	47,225.67	24,871.74	0.00	N/A	11/01/27	--	13,972,091.31	13,947,219.57	10/01/21
20	695100986	OF	Covina	CA	Actual/360	4.895%	58,806.83	18,104.48	0.00	N/A	04/06/28	--	14,416,383.87	14,398,279.39	10/06/21
21	310540021	RT	Fulshear	TX	Actual/360	4.785%	53,073.62	0.00	0.00	N/A	05/01/28	--	13,310,000.00	13,310,000.00	10/01/21
22	310540022	RT	Weslaco	TX	Actual/360	5.530%	58,547.08	16,080.04	0.00	N/A	05/06/28	--	12,704,610.77	12,688,530.73	10/06/21
23	310540023	SS	Various	PA	Actual/360	4.460%	45,715.00	0.00	0.00	N/A	04/01/28	--	12,300,000.00	12,300,000.00	10/01/21
24	310540024	MF	Andrews	TX	Actual/360	5.245%	49,510.22	13,267.73	0.00	N/A	05/06/28	--	11,327,409.67	11,314,141.94	10/06/21
25	310540025	OF	Northridge	CA	Actual/360	4.925%	34,269.79	0.00	0.00	N/A	04/06/28	--	8,350,000.00	8,350,000.00	10/06/21
26	307331062	RT	Virginia Beach	VA	Actual/360	5.280%	33,505.08	10,819.98	0.00	N/A	04/06/28	--	7,614,791.23	7,603,971.25	10/06/21
27	695100982	OF	Tallahassee	FL	Actual/360	5.103%	31,541.23	15,707.31	0.00	N/A	03/06/28	--	7,417,102.62	7,401,395.31	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	695101001	MU	West Hollywood	CA	Actual/360	4.940%	30,051.67	0.00	0.00	N/A	06/06/28	--	7,300,000.00	7,300,000.00	10/06/21
29	695100985	LO	Albany	NY	Actual/360	5.530%	31,658.33	9,358.10	0.00	N/A	04/06/28	--	6,869,800.85	6,860,442.75	03/06/20
30	310540030	MU	Carmel	IN	Actual/360	5.200%	27,212.66	7,381.33	0.00	N/A	06/06/28	--	6,279,843.98	6,272,462.65	10/06/21
31	695100861	RT	Las Vegas	NV	Actual/360	4.787%	24,121.00	8,359.55	0.00	N/A	01/06/28	--	6,046,625.18	6,038,265.63	10/06/21
32	695101019	MF	Franklin	IN	Actual/360	5.086%	24,962.70	7,562.69	0.00	N/A	05/06/28	--	5,889,744.55	5,882,181.86	10/06/21
33	310540033	MF	Jackson	WY	Actual/360	5.005%	25,025.00	0.00	0.00	N/A	06/06/28	--	6,000,000.00	6,000,000.00	10/06/21
34	695100987	SS	Bourbonnais	IL	Actual/360	4.895%	23,863.12	0.00	0.00	N/A	04/06/28	--	5,850,000.00	5,850,000.00	10/06/21
35	307331061	RT	Various	Various	Actual/360	4.900%	23,805.83	0.00	0.00	N/A	04/06/28	--	5,830,000.00	5,830,000.00	10/06/21
36	310540036	OF	Santa Rosa	CA	Actual/360	4.600%	21,466.67	0.00	0.00	N/A	04/06/28	--	5,600,000.00	5,600,000.00	10/06/21
37	695100984	MU	Kennett Square	PA	Actual/360	5.240%	24,297.21	6,591.52	0.00	N/A	03/06/28	--	5,564,246.62	5,557,655.10	10/06/21
38	695100999	IN	Sterling	VA	Actual/360	5.050%	22,093.75	0.00	0.00	N/A	05/06/28	--	5,250,000.00	5,250,000.00	10/06/21
39	307331068	IN	Taylor	MI	Actual/360	5.170%	19,486.49	6,508.32	0.00	N/A	05/06/28	--	4,522,976.31	4,516,467.99	10/06/21
40	695100998	MH	Barstow	CA	Actual/360	4.990%	19,177.97	6,023.93	0.00	N/A	05/06/28	--	4,611,936.13	4,605,912.20	10/06/21
41	695100989	SS	Springfield	OH	Actual/360	4.870%	9,493.73	2,935.53	0.00	N/A	05/06/28	--	2,339,317.74	2,336,382.21	10/06/21
Totals							2,781,812.47	481,762.12	0.00				700,282,844.32	699,801,082.20
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	53,434,565.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	1,289,932.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
3	10,217,312.00	2,477,775.54	01/01/20	09/30/20	07/12/21	2,585,874.23	0.00	167,519.41	167,519.41	0.00	480,000.00
4	589,950.88	933,196.82	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	288,492.53	1,364,732.33	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,039,455.99	1,873,833.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,166,045.05	2,196,633.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	14,133,957.00	7,125,718.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,616,128.91	4,036,693.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,238,870.14	2,222,343.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,410,257.00	1,346,562.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,668,355.88	3,896,624.10	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,457,717.81	1,709,309.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,741,313.29	3,718,712.79	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,428,321.28	3,090,454.88	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	20,710,679.22	13,688,586.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	978,104.91	370,029.64	01/01/21	06/30/21	--	0.00	0.00	85,398.07	85,398.07	0.00	0.00
18	1,643,899.83	807,283.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	19,682,731.93	11,804,677.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,602,053.21	784,948.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,142,831.84	510,681.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,120,829.87	661,907.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,509,738.67	788,658.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,569,250.12	559,229.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	661,957.23	349,973.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	615,551.21	357,907.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	3,892,456.00	2,182,316.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	462,697.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	677,427.00	0.00	--	--	07/13/21	2,916,527.35	135,236.82	27,475.18	655,777.89	277,261.37	0.00
30	296,149.63	153,362.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	520,405.85	332,514.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	523,362.23	160,227.11	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	586,923.73	294,034.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	714,614.23	395,310.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	393,083.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	618,288.60	386,156.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	565,147.99	325,183.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	535,014.96	358,237.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	368,762.16	231,027.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	299,850.14	153,313.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	177,266,773.32	73,793,870.56				5,502,401.58	135,236.82	280,392.66	908,695.37	277,261.37	480,000.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	1	6,860,442.75	0	0.00	0	0.00	1	34,428,703.37	0	0.00	0	0.00	4.766757%	4.724836%	72
09/17/21	0	0.00	0	0.00	1	6,869,800.85	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	4.766895%	4.724983%	73
08/17/21	1	7,624,450.46	0	0.00	2	46,878,064.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.767012%	4.725108%	74
07/16/21	0	0.00	0	0.00	2	46,886,288.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.767128%	4.725232%	75
06/17/21	0	0.00	0	0.00	2	46,895,528.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.767264%	4.725376%	76
05/17/21	0	0.00	0	0.00	2	46,903,669.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.767375%	4.725495%	77
04/16/21	1	34,712,297.52	0	0.00	2	46,912,829.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.767499%	4.725626%	78
03/17/21	1	34,756,320.05	0	0.00	2	46,920,889.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.767600%	4.725733%	79
02/18/21	0	0.00	0	0.00	2	46,932,089.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.767753%	4.725893%	80
01/15/21	1	34,858,811.78	0	0.00	2	46,940,058.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.767849%	4.725994%	81
12/17/20	1	34,902,177.43	0	0.00	2	46,947,988.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.767944%	4.726095%	82
11/18/20	0	0.00	1	40,000,000.00	1	6,956,945.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.768057%	4.740410%	83
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	310540003 09/01/21		0	B	167,519.41	167,519.41	153.71	40,000,000.00	11/17/20	9
17	310540017 09/01/21		0	B	85,398.07	85,398.07	0.00	16,495,993.36
29	695100985 03/06/20		18	6	27,475.18	655,777.89	335,663.25	7,021,874.98	06/29/20	2
Totals					280,392.66	908,695.37	335,816.96	63,517,868.34
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		100,153,895	100,153,895		0		0
25 - 36 Months		0	0		0		0
37 - 48 Months		30,000,000	30,000,000		0		0
49 - 60 Months		0	0		0		0
> 60 Months		569,647,187	562,786,744		6,860,443		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Oct-21	699,801,082	692,940,639	0	0		6,860,443	0
Sep-21	700,282,844	693,413,043	0	0		6,869,801	0
Aug-21	700,717,616	646,215,101	7,624,450	0		46,878,064	0
Jul-21	701,150,531	654,264,242	0	0		46,886,289	0
Jun-21	701,626,714	654,731,185	0	0		46,895,528	0
May-21	702,049,388	655,145,719	0	0		46,903,670	0
Apr-21	702,477,552	620,852,425	34,712,298	0		46,912,830	0
Mar-21	702,847,928	621,170,719	34,756,320	0		46,920,889	0
Feb-21	703,323,835	656,391,745	0	0		46,932,090	0
Jan-21	703,684,985	621,886,115	34,858,812	0		46,940,058	0
Dec-20	704,044,592	622,194,426	34,902,177	0		46,947,989	0
Nov-20	704,440,388	657,483,443	0	40,000,000		6,956,945	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	310540003	40,000,000.00	40,000,000.00	103,200,000.00	02/10/21	2,200,444.29	0.60880	09/30/20	04/01/28	I/O
29	695100985	6,860,442.75	7,021,874.98	5,000,000.00	08/25/20	544,661.00	1.10650	12/31/19	04/06/28	317
Totals		46,860,442.75	47,021,874.98	108,200,000.00		2,745,105.29

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	310540003	MU	CA	11/17/20	9

The loan transferred to the Special Servicer in November 2020. The performance of the property declined following impacts of COVID. Many of the retail tenants, including AMC and 24 Hour Fitness closed, but have since reopened. 24 Hour

Fitness did not reject this lease in bankruptcy. Collections on the residential component have also been impacted. A COVID related modification closed in August 2021. Lender agreed to retroactively defer 50% of the interest payment for 6 months as well as reserves for 6 months, with the deferrals to be repaid from cash flow, but no later than 18 months following the deferral period, or by the October 2022 payment date. The deferred amounts are backed by a personal guaranty. The loan will return to the Master Servicer following the rehab period.

29	695100985	LO	NY	06/29/20	2

The Loan transferred to special servicing on 6/29/2020 due to delinquency caused by COVID-19. The property is a 5-story, 135-Key HIX built in 1963, renovated in 2016. The franchise agreement is through 4/2025. Lender is in the process of setting up cash management. Lender has engaged counsel to proceed with enforcement of remedies. Lender will dual track the foreclosure process, along with appointing a receiver while discussing workout alternatives and possible loan modifications with the Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	310540003	0.00	4.84500%	0.00	4.84500%	9	08/13/21	10/01/20	09/13/21
5	656120762	0.00	5.23000%	0.00	5.23000%	8	12/31/20	11/06/20	10/12/21
14	695100997	19,783,704.32	5.08500%	19,783,704.32 5.08500%		10	07/31/20	06/06/20	09/11/20
Totals		19,783,704.32		19,783,704.32
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	(25,555.55)	0.00	0.00	(21,207.04)	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	92.96	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.94	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	13,428.18	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(22,055.55)	0.00	0.00	(7,778.86)	0.00	0.00	96.90	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(29,737.51)

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27